GOODWILL (Details 4) - Inside Banco de Bogota S.A [Member]	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate after taxes	14.00%
Growth rate after five years	3.50%
2017 [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Lending rate on the loan portfolio and investments		10.50%
Borrowing rate		4.70%
Growth in income from commissions		17.20%
Growth in expenses		7.00%
Inflation		4.10%
Discount rate after taxes		15.70%
Growth rate after five years		3.00%
2018 [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Lending rate on the loan portfolio and investments	9.60%	10.00%
Borrowing rate	3.60%	4.10%
Growth in income from commissions	9.20%	21.30%
Growth in expenses	2.50%	10.80%
Inflation	3.30%	3.00%
Discount rate after taxes	14.00%
Growth rate after five years	3.50%
2019 [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Lending rate on the loan portfolio and investments	9.40%	9.60%
Borrowing rate	3.30%	3.70%
Growth in income from commissions	7.70%	12.20%
Growth in expenses	4.00%	10.80%
Inflation	3.40%	3.10%
2020 [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Lending rate on the loan portfolio and investments	9.30%	9.20%
Borrowing rate	3.20%	3.20%
Growth in income from commissions	7.80%	12.20%
Growth in expenses	4.00%	11.00%
Inflation	3.20%	3.00%
2021 [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Lending rate on the loan portfolio and investments	9.50%	9.00%
Borrowing rate	3.60%	3.20%
Growth in income from commissions	8.50%	15.60%
Growth in expenses	5.10%	12.70%
Inflation	3.30%	3.00%
2022 [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Lending rate on the loan portfolio and investments	9.60%
Borrowing rate	3.80%
Growth in income from commissions	8.50%
Growth in expenses	4.40%
Inflation	3.60%